Provision For Tax, Civil And Labor Risks - Schedule of detailed information about changes In other provisions Labor Risk (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Deposits - Additions	R$ 18,377	R$ 2,542